Interest Rate Contracts (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivative [Line Items]
Summary of interest rate swaps
The following table sets forth a summary of the interest rate swaps at September 30, 2018 and December 31, 2017:

				Fair Value (1)
Derivative Instruments	Effective Date	Maturity Date/ Termination	Interest Strike Rate	September 30, 2018	December 31, 2017
Assets
Interest Rate Swap	4/1/2016	12/12/2018	0.74%	$310	$967
Interest Rate Swap (terminated on April 30, 2018)	11/1/2017	4/30/2018	1.50%	—	65
				$310	$1,032

(1)
The Company records all derivative instruments on a gross basis on the consolidated balance sheets, and accordingly, there are no offsetting amounts that net assets against liabilities. As of September 30, 2018, the Company's derivative was in an asset position, and as such, the fair value is included in the line item "Other Assets, net" on the consolidated balance sheet.

The following table sets forth a summary of the interest rate swaps at December 31, 2017 and December 31, 2016:

				Fair Value (1)		Current Effective Notional Amount (2)
Derivative Instrument	Effective Date	Maturity Date	Interest Strike Rate	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Assets
Interest Rate Swap	4/1/2016	12/12/2018	0.74%	$967	$996	$100,000	$100,000
Interest Rate Swap (3)	11/1/2017	7/1/2018	1.50%	65	—	100,000	—
Total				$1,032	$996	$200,000	$100,000

(1)
The Company records all derivative instruments on a gross basis on the consolidated balance sheets, and accordingly, there are no offsetting amounts that net assets against liabilities. As of December 31, 2017, the Company’s derivatives were in asset positions, and as such, the fair value is included in the line item “Other Assets, net” on the consolidated balance sheet.

(2)	Represents the notional amount of swap that was effective as of the balance sheet date of December 31, 2017 and December 31, 2016.

(3)
Effective as of November 1, 2017, Griffin Capital Essential Asset Operating Partnership, L.P, an affiliated party novated a $100 million interest rate swap agreement with an expiration date of June 1, 2018 to the Company’s Operating Partnership. The Company paid approximately nine thousand dollars, which approximated fair value.

Impact of interest rate swap on consolidated statements of operation
The following table sets forth the impact of the interest rate swaps on the consolidated financial statements for the nine months ended September 30, 2018 and 2017:

	Nine Months Ended September 30,
	2018	2017
Interest Rate Swaps in Cash Flow Hedging Relationship:
Amount of (gain) recognized in AOCI on derivatives	$(281)	$(190)
Amount of gain reclassified from AOCI into earnings under “Interest expense”	$922	$207
Total interest expense presented in the consolidated statement of operations in which the effects of cash flow hedges are recorded	$14,775	$11,445

The following table sets forth the impact of the interest rate swaps on the consolidated financial statements for the periods presented:

	Year Ended December 31,
	2017	2016
Interest Rate Swaps in Cash Flow Hedging Relationship:
Amount of loss recognized in AOCI on derivative (effective portion)	$428	$662
Amount of (gain) loss reclassified from AOCI into earnings under “Interest expense” (effective portion)	$(319)	$179
Amount of (loss) gain recognized in earnings under “Interest expense” (ineffective portion and amount excluded from effectiveness testing)	$(80)	$155

Griffin Capital Essential Asset REIT, Inc. [Member]
Derivative [Line Items]
Summary of interest rate swaps
The following table sets forth a summary of the interest rate swaps at December 31, 2017 and December 31, 2016:

				Fair Value (1)		Current Notional Amount (2)
				December 31,
Derivative Instrument	Effective Date	Maturity Date	Interest Strike Rate	2017	2016	2017	2016
Assets/(Liabilities):
Interest Rate Swap	7/9/2015	7/1/2020	1.69%	$3,255	$(1,630)	$425	$425
Interest Rate Swap	1/1/2016	7/1/2018	1.32%	458	(907)	300	300
Interest Rate Swap (3)	7/1/2016	7/1/2018	1.50%	—	(564)	—	100
Total				$3,713	$(3,101)	$725	$825

(1)
The Company records all derivative instruments on a gross basis in the consolidated balance sheets, and accordingly, there are no offsetting amounts that net assets against liabilities. As of December 31, 2017, derivatives in a asset/liability position are included in the line item “Other assets/Accrued expenses and other liabilities,” respectively, in the consolidated balance sheets at fair value.

(2)	Represents the notional amount of swaps that are effective as of the balance sheet date of December 31, 2017 and 2016.

(3)
Effective as of November 1, 2017, the Operating Partnership novated the $100 million interest rate swap agreement to an affiliated party, Griffin Capital Essential Asset Operating Partnership II, L.P., for approximately nine-thousand dollars. At the date of novation, the Company accelerated the reclassification of amounts in other comprehensive income to earnings as a result of the hedged forecasted transactions becoming probable not to occur. The novation involved cash consideration that reflected the termination value of the trade at the time of novation.

Impact of interest rate swap on consolidated statements of operation
The following table sets forth the impact of the interest rate swap on the consolidated statements of operations for the periods presented:

	Year Ended December 31,
	2017	2016
Interest Rate Swap in Cash Flow Hedging Relationship:
Amount of gain (loss) recognized in AOCI on derivatives (effective portion)	$3,035	$(6,253)
Amount of gain (loss) reclassified from AOCI into earnings under “Interest expense” (effective portion)	$3,856	$(8,286)
Amount of gain (loss) recognized in earnings under “Interest expense” (ineffective portion and amount excluded from effectiveness testing)	$(19)	$(70)